Allowance for Credit Losses on Balance Sheet Positions (Detail) - Allowance for credit losses on balance sheet positions [Member] € in Millions	6 Months Ended
	Jun. 30, 2018 EUR (€)	[1]
Allowance Account for Credit Losses of Financial Assets [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year	€ (4,596)
Movements in financial assets including new business	(188)
Transfers due to changes in creditworthiness	0
Changes in models	0
Financial assets that have been derecognized during the period	362	[2]
Recovery of written off amounts	(110)
Foreign exchange and other changes	64
Allowance for loan losses, end of year	(4,468)
Provision for Credit Losses excluding country risk	(188)	[3]
Stage 1 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year	(462)
Movements in financial assets including new business	88
Transfers due to changes in creditworthiness	(110)
Changes in models	0
Financial assets that have been derecognized during the period	0	[2]
Recovery of written off amounts	0
Foreign exchange and other changes	24
Allowance for loan losses, end of year	(460)
Provision for Credit Losses excluding country risk	(22)	[3]
Stage 2 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year	(494)
Movements in financial assets including new business	(152)
Transfers due to changes in creditworthiness	122
Changes in models	0
Financial assets that have been derecognized during the period	0	[2]
Recovery of written off amounts	0
Foreign exchange and other changes	19
Allowance for loan losses, end of year	(504)
Provision for Credit Losses excluding country risk	(30)	[3]
Stage 3 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year	(3,638)
Movements in financial assets including new business	(126)
Transfers due to changes in creditworthiness	(12)
Changes in models	0
Financial assets that have been derecognized during the period	362	[2]
Recovery of written off amounts	(110)
Foreign exchange and other changes	29
Allowance for loan losses, end of year	(3,495)
Provision for Credit Losses excluding country risk	(138)	[3]
Stage 3 POCI [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year	(3)
Movements in financial assets including new business	2
Transfers due to changes in creditworthiness	0
Changes in models	0
Financial assets that have been derecognized during the period	0	[2]
Recovery of written off amounts	0
Foreign exchange and other changes	(8)
Allowance for loan losses, end of year	(9)
Provision for Credit Losses excluding country risk	€ 2	[3]

[1]	Allowance for credit losses does not include allowance for country risk amounting to 5 million as of June 30, 2018.
[2]	This position represents charge offs of allowance for credit losses.
[3]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.